Alger Concentrated Equity ETF Expense Example - Alger Concentrated Equity ETF - Alger Concentrated Equity ETF	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 57
Expense Example, with Redemption, 3 Years	194
Expense Example, with Redemption, 5 Years	351
Expense Example, with Redemption, 10 Years	$ 806